Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	December 31, 2012	December 31, 2013
	RMB	RMB
Cash and cash equivalents held by PRC entities
Held by the Group’s consolidated affiliates (VIEs) (denominated in RMB)	563,344	252,472
Held by other PRC entities (denominated in RMB)	1,104,114	408,063
Held by other PRC entities (denominated in U.S. Dollars)	15,910	24,866

Cash and cash equivalents held by non-PRC entities
Held in U.S. Dollars (US$53,587 and US$24,549 at December 31, 2012 and 2013, respectively)	336,820	149,674
Held in Korean Won (KRW14,214,904 and KRW1,780,621 at December 31, 2012 and 2013, respectively)	83,143	10,221
Held in other currencies	29,043	32,317
Total cash and cash equivalents	2,132,374	877,613